Commitments and Contingencies (Details 1) (USD $)	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014
2015	$ 24,222
2016	96,890
2017	24,223
Total rental commitments	145,335
Less: Interest payments	(5,477)
Total lease payable	139,858	8,075
Lease payable, current portion	92,912		0
Lease payable, less current portion	$ 46,946		$ 0